INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES:
The income tax provision differs from the amount computed by applying the combined Canadian federal and provincial tax rates to earnings before income taxes. The reasons for the difference and the related tax effects are as follows:

	2023	2022

Earnings before income taxes	$564,183	$566,428
Applicable statutory tax rate	26.5%	26.5%
Income taxes at applicable statutory rate	149,508	150,103

Increase (decrease) in income taxes resulting from:
Effect of different tax rates and additional income taxes in other jurisdictions	(141,387)	(132,436)
Income tax and other adjustments related to prior taxation years	(2,824)	321
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	—	(9,938)
Non-recognition of tax benefits related to tax losses and temporary differences	24,798	13,151
Effect of non-deductible expenses and other	508	3,687
Total income tax expense	$30,603	$24,888
Average effective tax rate	5.4%	4.4%

The Company’s applicable statutory tax rate is the Canadian combined rate applicable in the jurisdictions in which the Company operates.

The details of income tax expense are as follows:

	2023	2022

Current income taxes, includes a recovery of $2,848 (2022 - $1,283) relating to prior taxation years	$20,456	$25,039

Deferred income taxes:
Origination and reversal of temporary differences	(14,645)	(4,968)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	—	(9,938)
Non-recognition of tax benefits related to tax losses and temporary differences	24,768	13,151
Adjustments relating to prior taxation years	24	1,604
	10,147	(151)
Total income tax expense	$30,603	$24,888

In fiscal 2023, the Company re-recognized nil (2022 - $9.9 million) of previously de-recognized (in fiscal 2017 pursuant to the organizational realignment plan) deferred income tax assets in the U.S. relating to deferred income tax assets that are now more likely than not to be recovered.
19. INCOME TAXES (continued):
Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	December 31, 2023	January 1, 2023

Deferred income tax assets:
Non-capital losses	$119,187	$111,792
Non-deductible reserves and accruals	15,233	14,837
Property, plant and equipment	17,470	16,063
Lease liability	16,448	14,800
Intangible assets	6,737	3,427
Other items	10,202	10,189
	185,277	171,108
Unrecognized deferred income tax assets	(130,425)	(105,658)
Deferred income tax assets	$54,852	$65,450

Deferred income tax liabilities:
Right-of-use assets	$(12,312)	$(11,102)
Property, plant and equipment	(36,687)	(38,348)
Deferred income tax liabilities	$(48,999)	$(49,450)
Deferred income taxes	$5,853	$16,000

The details of changes to deferred income tax assets and liabilities were as follows:

	2023	2022

Balance, beginning of fiscal year, net	$16,000	$17,726

Recognized in the statements of earnings:
Non-capital losses	7,394	10,133
Non-deductible reserves and accruals	396	(11,218)
Property, plant and equipment	3,069	773
Right of use assets and lease liability	438	24
Intangible assets	3,310	888
Other	14	2,459
Unrecognized deferred income tax assets	(24,768)	(2,908)
	(10,147)	151

Business acquisitions	—	(1,754)
Other	—	(123)
Balance, end of fiscal year, net	$5,853	$16,000

Deferred income tax assets and liabilities are presented in the statement of financial position as follows:

	December 31, 2023	January 1, 2023

Deferred income tax assets	$23,971	$16,000
Deferred income tax liabilities	18,118	—
Deferred income taxes	$5,853	$16,000
19. INCOME TAXES (continued):
As at December 31, 2023, the Company has tax credits, capital and non-capital loss carryforwards, and other deductible temporary differences available to reduce future taxable income for tax purposes representing a tax benefit of approximately $130.4 million, for which no deferred tax asset has been recognized (January 1, 2023 - $105.7 million), because the criteria for recognition of the tax asset was not met. The tax credits and capital and non-capital loss carryforwards expire between 2027 and 2043. The recognized deferred tax asset related to loss carryforwards is supported by projections of future profitability of the Company.

The Company has unrecognized deferred income tax liabilities for the undistributed profits of subsidiaries operating in foreign jurisdictions, for which it currently has no intention to repatriate these profits. If expectations or intentions change in the future, the Company may be subject to an additional tax liability upon distribution of these earnings in the form of dividends or otherwise. As at December 31, 2023, a deferred income tax liability of approximately $70 million would result from the recognition of the taxable temporary differences of approximately $650 million.